April 23, 2009

VIA EDGAR AND FACSIMILE

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, NE

Mail Stop 3030

Washington, D.C.  20549-7010

Attention:  Kevin L. Vaughn, Accounting Branch Chief

Re:	Torotel, Inc.
Form 10-Q for the Quarter Ended January 31, 2009
File No. 333-136424

Dear Mr. Vaughn:

On behalf of Torotel, Inc. (the “Company”), this letter responds to the April 15, 2009 letter from the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”) in respect of the filing noted above.  The Company’s response is provided below under the same captions as contained in the Staff’s April 15, 2009 letter.

Staff Comment

Form 10-Q for the Quarter Ended January 31, 2009

Exhibits 32.1 and 32.2

2.   We note that your certifications furnished pursuant to Rule 13a-14(b) of the Exchange Act refers to the quarter ended October 31, 2008.  Please amend your January 31, 2009 Form 10-Q to include the entire filing together with a corrected certification.

Company’s Response

On the date hereof, the Company filed on EDGAR an amended Form 10-Q for the quarterly period ended January 31, 2009, which includes the corrected certifications furnished pursuant to Rule 13a-14(b) of the Exchange Act.

Sincerely,

/s/ H. James Serrone

H. James Serrone
Chief Financial Officer

cc:	Dale H. Sizemore, Jr., President of Torotel, Inc.
Victoria R. Westerhaus, Stinson Morrison Hecker LLP